PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost		$ 140,665	$ 131,729
Less - accumulated depreciation	[1]	(98,710)	(86,131)
Total property and equipment, net		41,955	45,598	$ 35,652
Operating equipment, amount subject to lease transactions		40,900	38,100
Accumulated depreciation and amortization subject to lease transactions		21,900	22,600
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	59,263	56,070
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		53,490	49,629
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,684	1,667
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		5,429	5,492
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		11,023	9,829
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 9,776	$ 9,042

[1]	As of December 31, 2023 and 2022, an amount of US$ 21.9 million and US$ 22.6 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2023 and 2022, an amount of US$ 40.9 million and US$ 38.1 million is subject to operating lease transactions, respectively.